RELATED PARTY TRANSACTIONS - Related party balances (Details) - Related Party ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
RELATED PARTY TRANSACTIONS
Amounts due from related parties	¥ 336,360	$ 46,081	¥ 277,237
Amount due to related parties	355,679		356,080
Shanghai Puping
RELATED PARTY TRANSACTIONS
Amounts due from related parties	258,443		218,405
Sanhe Mingtai
RELATED PARTY TRANSACTIONS
Amounts due from related parties	77,461		56,833
Changzhou Gaoxin
RELATED PARTY TRANSACTIONS
Amount due to related parties	355,561		356,067
Others
RELATED PARTY TRANSACTIONS
Amounts due from related parties	15		25
Amount due to related parties	118		13
BJ New Internet
RELATED PARTY TRANSACTIONS
Amounts due from related parties	¥ 441		441
Shanghai Edge Interchange
RELATED PARTY TRANSACTIONS
Amounts due from related parties			¥ 1,533